FIDELITY


(REGISTERED TRADEMARK)
GINNIE MAE
FUND
(FORMERLY FIDELITY GINNIE MAE PORTFOLIO)
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   14   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  18   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive during 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Ginnie Mae Fund                   5.78%    14.91%   46.02%   126.69%

Salomon Brothers GNMA Index       6.06%    15.35%   52.52%   151.88%

GNMA Funds Average                6.11%    14.67%   46.79%   125.08%

Consumer Price Index              1.38%    2.86%    14.86%   41.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers GNMA Index - a measure of GNMA performance. To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of 56 GNMA funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the Consumer Price Index (CPI) helps show how your fund did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Ginnie Mae Fund                   14.91%   7.87%    8.53%

Salomon Brothers GNMA Index       15.35%   8.81%    9.68%

GNMA Funds Average                14.67%   7.97%    8.44%

Consumer Price Index              2.86%    2.81%    3.50%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                       GNMA Portfolio (015Salomon Brothers GN
              01/31/86           10000.00           10000.00
              02/28/86           10235.04           10268.27
              03/31/86           10441.69           10410.50
              04/30/86           10519.05           10500.66
              05/31/86           10311.44           10301.09
              06/30/86           10468.66           10463.02
              07/31/86           10625.99           10653.83
              08/31/86           10862.58           10850.33
              09/30/86           10836.42           10870.02
              10/31/86           11002.33           11009.63
              11/30/86           11208.51           11214.88
              12/31/86           11242.43           11270.02
              01/31/87           11391.62           11413.13
              02/28/87           11484.26           11526.91
              03/31/87           11443.79           11526.48
              04/30/87           11055.00           11174.18
              05/31/87           10994.83           11136.11
              06/30/87           11159.49           11330.85
              07/31/87           11163.66           11356.67
              08/31/87           11093.02           11291.90
              09/30/87           10780.34           11004.81
              10/31/87           11139.59           11372.43
              11/30/87           11227.62           11537.42
              12/31/87           11372.42           11670.02
              01/31/88           11758.07           12148.80
              02/29/88           11871.83           12293.22
              03/31/88           11847.81           12183.37
              04/30/88           11743.99           12094.09
              05/31/88           11701.58           12082.28
              06/30/88           11951.96           12397.37
              07/31/88           11909.88           12348.80
              08/31/88           11926.81           12361.49
              09/30/88           12164.67           12667.40
              10/31/88           12377.30           12963.24
              11/30/88           12251.69           12773.74
              12/31/88           12187.18           12704.60
              01/31/89           12381.05           12937.42
              02/28/89           12316.92           12837.64
              03/31/89           12331.41           12842.45
              04/30/89           12572.12           13073.52
              05/31/89           12891.98           13517.72
              06/30/89           13238.40           13900.66
              07/31/89           13458.18           14213.57
              08/31/89           13331.34           14007.44
              09/30/89           13362.92           14095.84
              10/31/89           13648.33           14424.51
              11/30/89           13779.72           14591.25
              12/31/89           13874.77           14684.03
              01/31/90           13722.74           14554.05
              02/28/90           13802.45           14609.63
              03/31/90           13829.50           14670.46
              04/30/90           13674.02           14504.60
              05/31/90           14110.68           14973.30
              06/30/90           14308.99           15222.32
              07/31/90           14536.53           15489.28
              08/31/90           14499.27           15334.79
              09/30/90           14589.15           15461.71
              10/31/90           14750.50           15632.39
              11/30/90           15082.25           16017.51
              12/31/90           15331.67           16284.90
              01/31/91           15524.69           16514.22
              02/28/91           15587.35           16611.82
              03/31/91           15695.98           16740.48
              04/30/91           15812.25           16915.97
              05/31/91           15932.28           17049.45
              06/30/91           15951.50           17086.21
              07/31/91           16188.00           17375.93
              08/31/91           16476.67           17691.03
              09/30/91           16719.62           18021.01
              10/31/91           16947.16           18292.34
              11/30/91           17038.07           18411.38
              12/31/91           17411.73           18872.21
              01/31/92           17267.31           18661.27
              02/29/92           17451.87           18833.26
              03/31/92           17349.13           18767.18
              04/30/92           17497.46           18929.10
              05/31/92           17787.75           19261.71
              06/30/92           17986.85           19525.60
              07/31/92           18074.14           19673.52
              08/31/92           18274.00           19946.17
              09/30/92           18405.38           20105.03
              10/31/92           18256.60           19966.30
              11/30/92           18350.17           20074.84
              12/31/92           18578.25           20306.35
              01/31/93           18823.46           20589.50
              02/28/93           18990.75           20770.24
              03/31/93           19094.72           20905.91
              04/30/93           19160.08           21012.69
              05/31/93           19269.96           21129.54
              06/30/93           19458.79           21343.54
              07/31/93           19561.01           21429.76
              08/31/93           19609.66           21471.77
              09/30/93           19610.78           21486.21
              10/31/93           19677.83           21534.79
              11/30/93           19564.23           21504.16
              12/31/93           19713.80           21667.40
              01/31/94           19935.67           21854.27
              02/28/94           19748.00           21749.67
              03/31/94           19252.09           21198.69
              04/30/94           19098.11           21072.21
              05/31/94           19115.15           21141.79
              06/30/94           19050.52           21098.91
              07/31/94           19437.17           21488.84
              08/31/94           19485.59           21511.16
              09/30/94           19214.43           21254.27
              10/31/94           19189.77           21231.51
              11/30/94           19127.92           21156.67
              12/31/94           19320.26           21381.18
              01/31/95           19728.06           21837.20
              02/28/95           20235.48           22419.69
              03/31/95           20335.61           22511.60
              04/30/95           20611.19           22823.19
              05/31/95           21244.72           23532.60
              06/30/95           21367.64           23685.34
              07/31/95           21430.54           23748.36
              08/31/95           21630.50           23960.61
              09/30/95           21844.14           24190.37
              10/31/95           22021.64           24396.50
              11/30/95           22264.59           24683.59
              12/31/95           22528.34           24997.37
              01/31/96           22669.01           25188.18

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Ginnie Mae Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $22,669 - a 126.69% increase on your initial investment. For comparison, look at how the Salomon Brothers GNMA Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $25,188 - a 151.88% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX MONTHS     YEARS ENDED JULY 31,
            ENDED
            JANUARY 31,

            1996           1995                    1994   1993   1992   1991

Dividend return        3.34%   7.35%    5.24%    6.42%   7.80%    8.66%

Capital appreciation   2.44%    2.91%   -5.87%   1.81%    3.85%    2.70%
 return

Total return           5.78%   10.26%   -0.63%   8.23%   11.65%   11.36%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.80(cents)   34.68(cents)   71.19(cents)

Annualized dividend rate          6.28%         6.39%          6.70%

30-day annualized yield           6.65%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.88 over the past month, $10.76 over the past six months and $10.62 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Ginnie Mae
Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six-months ended January 31, 1996, the fund had a total return of 5.78% as compared to the 6.11% return for the GNMA funds average, as tracked by Lipper Analytical Services. For the same period, the fund's benchmark index - the Salomon Brothers GNMA Index - gained 6.06%.
Q. HOW WOULD YOU DESCRIBE THE BOND MARKET OVER THE LAST SIX MONTHS?
A. The bond market over the last six months - and really over the last year
- represents a classic business cycle. We went from a period of the Federal Reserve raising short-term interest rates in 1994, to the Fed, reversing course, cutting rates, and helping to start the rally of 1995. In any business cycle, the contraction of monetary policy - as we saw in 1994 - takes a while to be felt in the economy. The slowing of the economy in the second half of 1995 was the reaction to the Fed's tightening in 1994. Of course, bonds respond favorably to a slowing economy as inflation - which has a corrosive effect on the returns of fixed-income investments - becomes much less of a threat.
Q. WHILE FALLING INTEREST RATES ARE BENEFICIAL FOR BONDS, THEY PRESENT A CONCERN FOR MORTGAGE SECURITIES: NAMELY, THE RISK THAT MORTGAGE HOLDERS WILL PREPAY THEIR DEBT, THUS FORCING MORTGAGE INVESTORS TO REINVEST AT LOWER RATES. WHAT DID YOU DO TO DEAL WITH PREPAYMENT RISK?
A. The investors in the mortgage market are always aware of prepayments and thus they are built into the prices of existing securities. One way of dealing with prepayments is to buy "seasoned" mortgages - such as Ginnie Mae 9 1/2s (9.5% coupon). These securities contain mortgages that have been through several refinancing periods and the mortgage holders have not shown a propensity to prepay. As the fixed-income market has discovered this idea of seasoned mortgages, the prices of these securities have appreciated - which was to the benefit of the fund during the period.
Q. WHAT OTHER STRATEGIES DID YOU USE TO HELP GUARD AGAINST PREPAYMENTS?
A. I've swapped 30-year premium mortgage securities - whose coupons are higher than prevailing interest rates - for 15-year lower-coupon securities. The strategy has several benefits. First, with coupons more in line with current rates, homeowners would have less of an incentive to refinance as they would with the higher-coupon, 30-year securities. Second, should interest rates unexpectedly rise, the price of the 15-year securities will fall less than the 30-year ones. Finally, should interest rates continue to fall, the 15-year ones still would have more price performance left while the 30-year securities may have already enjoyed most of their price appreciation.
Q. WERE THERE ANY DEVELOPMENTS RELATING TO THE FUND'S POSITION IN FANNIE MAES AND FREDDIE MACS?
A. Mainly, I've tried to take advantage of price inefficiencies in this sector. Let me give an example. Historically, Ginnie Mae 6 1/2s (6.5% coupon) have had similar returns to Fannie 6s (6% coupon). In an unusual development during the period, however, the Fannie Maes became very cheap relative to the Ginnie Maes. Therefore, I swapped into the Fannie Maes and, when the market corrected the anomaly in January, I swapped back into the Ginnie Maes. Thus, the fund enjoyed the price appreciation from the trade.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. There were no major disappointments in any area of the mortgage securities market in which the fund invests. I would mention, though, that there is one reality in the mortgage market that goes along with such a good year. That is that the duration - or price sensitivity to changes in interest rates - in the mortgage market is much shorter today as interest rates have decreased from six months ago. On one hand, that's good news in case interest rates rise unexpectedly. On the other hand, if interest rates continue to fall, there is no way mortgage investors will be able to attain the same level of price appreciation as they did in 1995.
Q. WHAT'S YOUR OUTLOOK?
A. Rising wages have historically been the engine that drives inflation. To date, we have seen no real evidence of wage pressures and, thus, no signs of inflation. It appears the market has accounted for continued easing by the Fed. However, as stated above, there is a real question as to how much price appreciation investors can really expect. That said, I will continue to watch for market anomalies as they present themselves and I will seek to take advantage of them to benefit the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income by investing mainly
in mortgage securities issued
by the Government National
Mortgage Association
(Ginnie Mae)
START DATE: November 8,
1985
SIZE: as of January 31,
1996, more than $814 million
MANAGER: Kevin Grant, since
February 1995; manager,
Fidelity Mortgage Securities
Fund, since 1993; manager,
Spartan Ginnie Mae Fund,
since February 1995; manager,
Fidelity Advisor Intermediate
Bond Fund, since October
1995; manager, Fidelity Advisor
World Limited Term Bond
Fund, since December 1995;
joined Fidelity in 1993
(checkmark)
KEVIN GRANT ON THE SHAPE OF
THE YIELD CURVE AND WHAT IT
MEANS FOR THE SELECTION OF
MORTGAGE SECURITIES:
"The shape of the yield curve
- or the graphical
representation of the yields of
various bonds of maturities
from three months to 30 years
- is important in determining
the potential price-performance
of mortgage securities such
as 15-year lower coupon
mortgages. Let me put this in
the context of the current
environment. What has
happened over the past year is
typical of the bond market in
the sense that longer-term
securities outperformed
shorter-term ones as interest
rates have fallen. Not only
have prices on long-term
bonds risen more than short
ones, but their yields have
fallen more as well - that is,
the yield curve has flattened.
This flattening exaggerated
the price appreciation of
long-term issues relative to
intermediate ones. Going
forward, however, if the
Federal Reserve Board were to
continue to ease short-term
interest-rates, the yield curve
could steepen. Therefore,
given that prices have risen
and yields have fallen
significantly in longer-term
securities over the past year,
15-year mortgages could
outperform longer-term
securities because of their
shorter maturities. In other
words, given current
conditions, any remaining
opportunities may lie in
shorter maturities rather than
longer ones."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1996
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 5 -  5.99%     0.5            0.5

 6 -  6.99%     21.2           13.3

 7 -  7.99%     29.5           31.6

 8 -  8.99%     26.1           20.6

 9 -  9.99%     11.0           17.7

10 - 10.99%     3.2            3.9

11 - 11.99%     1.0            1.5

12 - 12.99%     0.6            0.7

13% and over    0.2            0.3

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    5.1    6.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    2.6    3.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Row: 1, Col: 1, Value: 6.7
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 45.0
Row: 1, Col: 5, Value: 46.0
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 45.0
Mortgage-backed
securities * 92.3%
U.S. Treasury
obligations 0.0%
Collateralized
mortgage
obligations
(CMOs) 1.0%
Short-term
investments 6.7%
GNMA SECURITIES 75.3%
Mortgage-backed
securities ** 88.2%
U.S. Treasury
obligations 0.3%
Collateralized
mortgage
obligations
(CMOs) 1.6%
Short-term
investments 9.9%
GNMA SECURITIES 73.1%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 92.3%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.7%
5 1/2%, 8/1/00 to 7/1/02 $ 4,370,653 $ 4,315,996
6 1/2%, 7/1/23 to 7/1/24  19,223,942  19,040,144
8 1/2%, 2/1/04 to 5/1/17  1,518,573  1,585,957
9%, 6/1/10 to 4/1/21  5,582,872  5,913,144
10%, 10/1/04 to 12/1/19  10,152,032  11,104,994
10 1/4%, 2/1/09 to 11/1/16  5,517,113  6,016,624
10 1/2%, 5/1/10 to 12/1/20  8,705,599  9,593,883
11 1/4%, 2/1/10 to 5/1/11  640,573  710,698
11 1/2%, 2/1/12 to 11/1/17  1,418,542  1,593,496
11 3/4%, 11/1/11  201,069  224,894
12%, 6/1/15 to 11/1/15  585,597  670,691
12 1/2%, 11/1/12 to 9/1/13  314,621  1,379,037
  62,149,558
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.3%
6%, 2/1/24 to 2/1/26  25,260,983  24,478,222
6 1/2%, 1/1/24 to 2/1/26  66,846,584  66,192,404
8 1/2%, 6/1/08 to 4/1/16  1,662,366  1,752,236
9%, 12/1/97 to 10/1/11  420,890  445,883
10 1/4%, 12/1/15 to 10/1/18  1,025,919  1,129,563
11 1/2%, 1/1/01 to 9/1/15  885,216  1,003,366
12 1/2%, 10/1/15  416,285  488,095
14%, 11/1/12 to 10/1/14  64,995  78,100
  95,567,869
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 75.3%
6%, 9/15/08 to 6/15/09  54,537,917  54,354,193
6 1/2%, 9/15/23 to 7/15/25  8,736,167  8,673,172
6 1/2%, 2/15/26 (a)  24,000,000  23,865,120
7%, 10/15/07 to 1/15/26  93,852,383  95,245,773
7%, 2/15/26 (a)  60,000,000  60,825,000
7 1/2%, 5/15/17 to 11/15/25  104,481,118  107,709,157
8%, 10/15/01 to 10/15/25  140,611,559  146,841,679
8 1/2%, 2/15/05 to 6/15/25  86,512,347  91,517,289
9%, 12/15/04 to 10/15/25  41,592,989  44,132,879
9 1/2%, 4/15/01 to 11/15/22  47,364,419  51,521,460
10%, 10/15/00 to 10/15/05  278,033  294,279
10 1/2%, 2/15/98 to 11/15/02  1,107,752  1,183,336
11%, 6/15/10 to 12/15/15  1,295,103  1,471,897
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
11 1/4%, 7/15/13 to 1/15/16 $ 765,416 $ 841,039
11 1/2%, 3/15/10 to 4/15/19  3,252,408  3,739,548
11 3/4%, 1/15/16  72,686  82,044
12%, 5/15/99 to 11/15/15  2,373,135  2,736,287
12 1/4%, 3/15/14  80,847  92,267
12 1/2%, 5/15/10 to 6/15/10  123,803  141,600
13%, 1/15/11 to 5/15/15  1,378,765  1,646,982
13 1/2%, 5/15/10 to 1/15/15  551,073  664,020
  697,579,021
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $816,582,515)   855,296,448
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
U.S. GOVERNMENT AGENCY - 1.0%
U.S. Dept. Veterans Affairs Vendee Mortgage
Trust sequential pay Series 1992-1 Class 2-B,
7 3/4%, 9/15/10 (Cost $9,285,211)  9,079,503  9,181,648
REPURCHASE AGREEMENTS - 6.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 61,803,093  61,793,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $887,660,726)  $ 926,271,096
LEGEND
1. Security sold on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $904,996,760. Net unrealized appreciation aggregated $21,274,336, of which $22,353,136 related to appreciated investment securities and $1,078,800 related to depreciated investment securities.
At July 31, 1995, the fund had a capital loss carryforward of approximately $23,602,000 all of which will expire on July 31, 2003.
The fund intends to elect to defer to its fiscal year ending July 31, 1996 approximately $8,345,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                     $ 926,271,096
agreements of $61,793,000) (cost $887,660,726) -
See accompanying schedule

Commitment to sell securities on a delayed delivery         $ (84,690,120)
basis

Receivable for securities sold on a delayed delivery         84,532,500       (157,620)
basis

Receivable for investments sold, regular delivery                             805,183

Cash                                                                          647,457

Interest receivable                                                           5,195,113

 TOTAL ASSETS                                                                 932,761,229

LIABILITIES

Payable for investments purchased                            116,181,024

Payable for fund shares redeemed                             1,020,336

Accrued management fee                                       301,635

Other payables and accrued expenses                          904,739

 TOTAL LIABILITIES                                                            118,407,734

NET ASSETS                                                                   $ 814,353,495

Net Assets consist of:

Paid in capital                                                              $ 820,759,884

Undistributed net investment income                                           875,082

Accumulated undistributed net realized gain (loss)                            (45,734,221)
on investments

Net unrealized appreciation (depreciation) on                                 38,452,750
investments

NET ASSETS, for 74,696,310 shares outstanding                                $ 814,353,495

NET ASSET VALUE, offering price and redemption price per                      $10.90
share ($814,353,495 (divided by) 74,696,310 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                        $ 29,321,452
Interest

EXPENSES

Management fee                                             $ 1,768,676

Transfer agent fees                                         976,115

Accounting fees and expenses                                130,153

Non-interested trustees' compensation                       2,052

Custodian fees and expenses                                 97,446

Registration fees                                           29,209

Audit                                                       21,737

Legal                                                       4,282

Miscellaneous                                               1,672

 Total expenses before reductions                           3,031,342

 Expense reductions                                         (24,943)      3,006,399

NET INVESTMENT INCOME                                                     26,315,053

REALIZED AND UNREALIZED GAIN (LOSS)                                       4,230,062
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      14,430,138

 Delayed delivery commitments                               (157,620)     14,272,518

NET GAIN (LOSS)                                                           18,502,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 44,817,633
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS       YEAR ENDED
                                                              ENDED JANUARY    JULY 31,
                                                              31,1996          1995
                                                              (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 26,315,053     $ 53,393,526
Net investment income

 Net realized gain (loss)                                      4,230,062        (15,722,380)

 Change in net unrealized appreciation (depreciation)          14,272,518       33,458,218

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               44,817,633       71,129,364
FROM OPERATIONS

Distributions to shareholders                                  (25,434,717)     (51,095,198)
From net investment income

 From net realized gain                                        -                -

 In excess of net realized gain                                -                (1,475,920)

 TOTAL DISTRIBUTIONS                                           (25,434,717)     (52,571,118)

Share transactions                                             99,246,772       128,526,825
Net proceeds from sales of shares

 Reinvestment of distributions                                 21,614,793       44,565,784

 Cost of shares redeemed                                       (93,314,265)     (192,992,227)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               27,547,300       (19,899,618)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      46,930,216       (1,341,372)

NET ASSETS

 Beginning of period                                           767,423,279      768,764,651

 End of period (including under (over) distribution of net    $ 814,353,495    $ 767,423,279
investment income of $875,082 and $(5,254),
respectively)

OTHER INFORMATION
Shares

 Sold                                                          9,219,993        12,436,702

 Issued in reinvestment of distributions                       2,001,904        4,326,883

 Redeemed                                                      (8,666,402)      (18,849,263)

 Net increase (decrease)                                       2,555,495        (2,085,678)


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JULY 31,
      JANUARY 31, 1996

      (UNAUDITED)         1995                   1994 C   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 10.640    $ 10.360    $ 11.260    $ 11.060    $ 10.650    $ 10.370
beginning of period

Income from                     .359        .721        .582        .800        .833        .845
Investment
Operations
Net investment
income

 Net realized and               .248        .292        (.650)      .083        .373        .288
 unrealized gain
 (loss)

 Total from investment          .607        1.013       (.068)      .883        1.206       1.133

 operations

Less Distributions              (.347)      (.713)      (.582)      (.683)      (.796)      (.853)
From net investment
 income

 From net                       -           -           (.190)      -           -           -
 realized gain

 In excess of net               -           (.020)      (.060)      -           -           -
 realized gain

 Total distributions            (.347)      (.733)      (.832)      (.683)      (.796)      (.853)

Net asset value, end           $ 10.900    $ 10.640    $ 10.360    $ 11.260    $ 11.060    $ 10.650
of period

TOTAL RETURN B                  5.78%       10.26%      (.63)       8.23%       11.65%      11.36%
                                                       %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 814,353   $ 767,423   $ 768,765   $ 975,565   $ 914,187   $ 797,262
period (000 omitted)

Ratio of expenses to            .76%        .75%        .82%        .80%        .80%        .83%
average net assets             A

Ratio of net investment         6.64%       7.24%       7.03%       7.26%       7.73%       8.24%
income to average              A
net assets

Portfolio turnover rate         105%        210%        303%        259%        114%        125%
                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE AUGUST 1 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Ginnie Mae Portfolio to Fidelity Ginnie Mae Fund. Fidelity Ginnie Mae Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $494,129,280 and $409,282,993, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets .
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $17,647 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $8,795 and $16,148, respectively, under these arrangements.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 U.K. Inc., London, England
Fidelity Management & Research
 Far East Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Kevin Grant, Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Short-Term World Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Long-Term Government Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
THE FIDELITY TELEPHONE CONNECTION
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 (8 a.m. - 9 p.m.)
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(registered trademark)
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 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND
(FORMERLY FIDELITY MORTGAGE
SECURITIES PORTFOLIO)
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   15   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  19   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive during 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Mortgage Securities               6.58%    15.79%   52.19%   133.32%

Salomon Brothers Mortgage Index   6.06%    15.09%   52.01%   151.99%

U.S. Mortgage Funds Average       6.15%    14.88%   43.61%   118.21%

Consumer Price Index              1.38%    2.86%    14.86%   41.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Mortgage Index - a measure of the performance of mortgage securities. To measure how the fund's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of 56 U.S. mortgage funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the Consumer Price Index (CPI) helps show how your fund did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Mortgage Securities               15.79%   8.76%    8.84%

Salomon Brothers Mortgage Index   15.09%   8.74%    9.68%

U.S. Mortgage Funds Average       14.88%   7.49%    8.10%

Consumer Price Index              2.86%    2.81%    3.50%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                       Mortgage Sec. (040)Salomon Brothers Mo
              01/31/86           10000.00           10000.00
              02/28/86           10172.38           10276.32
              03/31/86           10315.43           10427.16
              04/30/86           10369.58           10509.24
              05/31/86           10247.49           10310.27
              06/30/86           10370.50           10459.39
              07/31/86           10522.63           10665.66
              08/31/86           10704.40           10875.81
              09/30/86           10703.22           10891.71
              10/31/86           10843.34           11040.40
              11/30/86           11003.53           11268.59
              12/31/86           11040.37           11300.82
              01/31/87           11171.59           11467.13
              02/28/87           11247.14           11572.41
              03/31/87           11230.52           11555.22
              04/30/87           10928.00           11214.87
              05/31/87           10902.20           11179.20
              06/30/87           11069.42           11368.29
              07/31/87           11085.94           11411.26
              08/31/87           11050.46           11359.69
              09/30/87           10771.50           11098.41
              10/31/87           11090.69           11462.40
              11/30/87           11196.46           11623.98
              12/31/87           11338.12           11759.35
              01/31/88           11719.42           12215.73
              02/29/88           11845.80           12362.27
              03/31/88           11775.59           12270.73
              04/30/88           11702.72           12194.24
              05/31/88           11654.05           12167.60
              06/30/88           11887.28           12473.57
              07/31/88           11859.04           12435.32
              08/31/88           11874.10           12461.54
              09/30/88           12112.91           12758.06
              10/31/88           12339.92           13048.56
              11/30/88           12176.75           12861.19
              12/31/88           12099.72           12794.59
              01/31/89           12319.26           13035.24
              02/28/89           12254.03           12936.40
              03/31/89           12278.24           12939.84
              04/30/89           12504.89           13168.03
              05/31/89           12800.85           13600.34
              06/30/89           13110.65           13946.28
              07/31/89           13345.40           14277.18
              08/31/89           13204.44           14066.61
              09/30/89           13262.09           14164.59
              10/31/89           13525.13           14495.49
              11/30/89           13655.46           14652.34
              12/31/89           13749.59           14733.99
              01/31/90           13622.91           14627.42
              02/28/90           13713.66           14686.72
              03/31/90           13724.44           14746.45
              04/30/90           13605.72           14609.37
              05/31/90           14001.27           15053.72
              06/30/90           14204.24           15302.54
              07/31/90           14410.67           15562.53
              08/31/90           14372.56           15434.46
              09/30/90           14449.28           15559.52
              10/31/90           14597.30           15722.82
              11/30/90           14916.71           16073.49
              12/31/90           15174.02           16338.63
              01/31/91           15331.48           16577.14
              02/28/91           15429.63           16682.42
              03/31/91           15533.41           16804.04
              04/30/91           15701.56           16979.37
              05/31/91           15783.19           17126.34
              06/30/91           15822.66           17144.82
              07/31/91           16049.93           17434.46
              08/31/91           16356.64           17754.19
              09/30/91           16611.99           18095.40
              10/31/91           16808.35           18375.16
              11/30/91           16911.11           18501.07
              12/31/91           17239.62           18895.57
              01/31/92           17156.69           18703.48
              02/29/92           17327.41           18879.24
              03/31/92           17207.66           18795.87
              04/30/92           17368.98           18967.77
              05/31/92           17655.67           19319.72
              06/30/92           17842.73           19555.65
              07/31/92           17812.11           19711.65
              08/31/92           17927.33           19977.22
              09/30/92           18039.87           20131.93
              10/31/92           17860.48           19962.61
              11/30/92           17946.81           20045.12
              12/31/92           18179.71           20289.21
              01/31/93           18345.57           20568.54
              02/28/93           18502.69           20758.49
              03/31/93           18623.52           20882.68
              04/30/93           18753.53           21023.64
              05/31/93           18809.06           21119.90
              06/30/93           19038.52           21325.31
              07/31/93           19143.17           21413.84
              08/31/93           19178.81           21501.93
              09/30/93           19220.71           21520.41
              10/31/93           19254.90           21592.61
              11/30/93           19214.65           21554.36
              12/31/93           19400.10           21716.37
              01/31/94           19578.76           21934.68
              02/28/94           19475.52           21797.59
              03/31/94           19254.80           21259.99
              04/30/94           19170.46           21125.91
              05/31/94           19333.65           21197.25
              06/30/94           19432.61           21144.82
              07/31/94           19743.25           21557.37
              08/31/94           19831.71           21601.63
              09/30/94           19616.75           21312.42
              10/31/94           19656.58           21306.83
              11/30/94           19636.97           21230.34
              12/31/94           19776.78           21406.10
              01/31/95           20150.68           21885.26
              02/28/95           20601.80           22443.06
              03/31/95           20689.23           22534.59
              04/30/95           21015.41           22836.70
              05/31/95           21676.64           23576.71
              06/30/95           21842.00           23701.76
              07/31/95           21891.61           23749.03
              08/31/95           22161.74           23966.91
              09/30/95           22390.84           24181.35
              10/31/95           22639.91           24403.95
              11/30/95           22890.58           24690.16
              12/31/95           23142.77           24995.70
              01/31/96           23332.24           25199.40

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Mortgage Securities Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $23,332 - a 133.32% increase on your initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,199 - a 151.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX        YEARS ENDED JULY 31,
                        MONTHS
                        ENDED
                        JANUARY
                        31,

                        1996       1995                   1994     1993     1992     1991

Dividend return         3.52%      7.46%                  5.52%    6.73%    7.64%    8.83%

Capital appreciation    3.06%       3.42%                 -2.39%    0.74%    3.34%    2.55%
 return

Total return            6.58%      10.88%                 3.13%    7.47%    10.98%   11.38%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.08(cents)   37.28(cents)   75.92(cents)

Annualized dividend rate          6.46%         6.73%          6.99%

30-day annualized yield           6.79%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.09 over the past month, $10.99 over the past six months and $10.86 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six-months ended January 31, 1996, the fund had a total return of 6.58% as compared to the 6.15% return for the U.S. mortgage funds average, as tracked by Lipper Analytical Services. For the same period, the fund's benchmark index - the Salomon Brothers Mortgage Index - gained 6.06%.
Q. HOW WOULD YOU DESCRIBE THE BOND MARKET OVER THE LAST SIX MONTHS?
A. The bond market over the last six months - and really over the last year
- represents a classic business cycle. We went from a period of the Federal Reserve raising short-term interest rates in 1994, to the Fed reversing course, cutting rates, and helping to start the rally of 1995. In any business cycle, the contraction of monetary policy - as we saw in 1994 - takes a while to be felt in the economy. The slowing of the economy in the second half of 1995 was the reaction to the Fed's tightening in 1994. Of course, bonds respond favorably to a slowing economy as inflation - which has a corrosive effect on the returns of fixed-income investments - becomes much less of a threat.
Q. WHILE FALLING INTEREST RATES ARE BENEFICIAL FOR BONDS, THEY PRESENT CONCERNS FOR MORTGAGE SECURITIES: NAMELY, THE RISK THAT MORTGAGE HOLDERS WILL PREPAY THEIR DEBT, THUS FORCING MORTGAGE INVESTORS TO REINVEST AT LOWER RATES. WHAT DID YOU DO TO DEAL WITH PREPAYMENT RISK?
A. The market is always aware of prepayments and, thus, they are built into the prices of existing securities. One way of dealing with prepayments is to buy "seasoned" mortgages. These securities contain mortgages that have been through several refinancing periods and the mortgage holders have not shown a propensity to prepay. As the fixed-income market discovered this idea of buying seasoned mortgages, the prices of these securities have appreciated - which was to the benefit of the fund during the period.
Q. WHAT OTHER STRATEGIES DID YOU USE TO HELP GUARD AGAINST PREPAYMENTS?
A. I've swapped 30-year premium mortgage securities - whose coupons are higher than prevailing interest rates - for 15-year lower-coupon securities. The strategy has several benefits. First, with coupons more in line with current rates, homeowners would have less of an incentive to refinance than they would with the higher-coupon, 30-year securities. Second, should interest rates unexpectedly rise, the price of the 15-year securities will fall less than the 30-year ones. Finally, should interest rates continue to fall, the 15-year securities still would have more price performance left while the 30-year ones would have already enjoyed most of their price appreciation.
Q. SHIFTING GEARS A BIT, WHAT HAVE YOU DONE WITH THE FUND'S POSITION IN FANNIE MAES AND FREDDIE MACS?
A. Mainly, I've tried to take advantage of price inefficiencies in these securities. Let me give an example. For example, historically, Ginnie Mae 6 1/2s (6.5% coupon) have had similar returns to Fannie 6s (6% coupon). In an unusual development during the period, however, the Fannie Maes became very cheap relative to the Ginnie Maes. Therefore, I swapped into the Fannie Maes and, when the market corrected the anomaly in January, I swapped back into the Ginnie Maes. Thus, the fund enjoyed the price appreciation from the trade.
Q. WERE THERE ANY OTHER DEVELOPMENTS RELATING TO FANNIE MAES AND FREDDIE
MACS?
A. I've been buying five-year and seven-year balloon mortgages in the Fannie Mae and Freddie Mac sector which are at historically cheap levels. Balloons are mortgages that are constructed with a normal 30-year amortization schedule, but the homeowner agrees to pay the outstanding balance on the balloon date. These securities capture the same benefits for an investor as I discussed with the 15-year, lower coupon mortgages. Usually, there is a steady demand for balloon mortgage securities from banks because of their federal guarantee. In 1995, however, steady lending activity kept banks out of this market. Therefore, in the fourth quarter of 1995 I began to add to the fund's position in order to take advantage of this unique opportunity.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Not really. I would mention, though, that there is one reality in the mortgage market that goes along with such a good year. That is, as interest rates have decreased, the duration - or price sensitivity to changes in interest rates - in the mortgage market is much shorter today than it was six months ago. On one hand, that's good news should interest rates rise unexpectedly. On the other hand, if interest rates continue to fall, there is probably no way mortgage investors will be able to attain the same level of price appreciation as they did in 1995.
Q. WHAT'S YOUR OUTLOOK?
A. Rising wages historically have been the engine that drives inflation. To date, I have seen no real evidence of wage pressures and, thus, no signs of inflation. It appears the market has priced-in continued easing by the Fed. However, as stated above, there is a real question as to how much price appreciation investors can really expect. That said, I will continue to watch for market anomalies as they present themselves and I will seek to take advantage of them to benefit the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing mainly in
mortgage securities of all
kinds
START DATE: December 31, 1984
SIZE: as of January 31,
1996, more than $490 million
MANAGER: Kevin Grant, since
1993; manager, Fidelity
Ginnie Mae Fund and
Spartan Ginnie Mae Portfolio,
since February 1995; manager,
Fidelity Advisor Limited Term
Bond Fund, since October
1995; manager, Fidelity Advisor
World Limited Term Bond
Fund, since December 1995;
joined Fidelity in 1993
(checkmark)
KEVIN GRANT ON THE SHAPE OF
THE YIELD CURVE AND WHAT IT
MEANS FOR THE SELECTION OF
MORTGAGE SECURITIES:
"The shape of the yield curve
- or the graphical
representation of the yields of
various bonds of maturities
from three months to 30 years
- is important in determining
the potential
price-performance of
mortgage securities such as
five-year and seven-year
balloons. Let me put this in
the context of the current
environment. What has
happened over the past year
is typical of the bond market in
the sense that longer-term
securities outperformed
shorter-term ones as interest
rates have fallen. Going
forward, however, if the
Federal Reserve Board were
to continue to ease short-term
interest-rates, the yield curve
could steepen. Therefore,
given that prices have risen
and yields have fallen
significantly in longer-term
securities over the past year,
balloon mortgages could
outperform longer-term
securities because of their
shorter maturities. In other
words, given current
conditions, any remaining
opportunities may lie in
shorter maturities rather than
longer ones. Not only have
prices on long-term bonds
risen more than short ones,
but their yields have fallen
more as well - that is, the
yield curve has flattened. This
flattening exaggerated the
price appreciation of
long-term issues relative to
intermediate ones."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1996
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 0 -  5.99%     7.9            1.8

 6 -  6.99%     29.6           26.0

 7 -  7.99%     18.6           22.4

 8 -  8.99%     11.1           7.6

 9 -  9.99%     5.1            20.3

10 - 10.99%     6.7            4.8

11 - 11.99%     1.6            2.3

12 - 12.99%     2.0            2.6

13% and over    0.6            0.8

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    4.2    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    2.9    3.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES R"ISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Row: 1, Col: 1, Value: 16.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 11.1
Row: 1, Col: 4, Value: 72.09999999999999
Mortgage-backed
securities ** 72.8%
CMOs and other
mortgage related
securities 15.4%
U.S. treasury
obligations 0.4%
Short-term
investments 11.4%
GNMA SECURITIES 19.4%
Mortgage-backed
securities * 72.1%
CMOs and other
mortgage related
securities 11.1%
U.S. treasury
obligations 0.0%
Short-term
investments 16.8%
GNMA SECURITIES 30.9%
Row: 1, Col: 1, Value: 11.4
Row: 1, Col: 2, Value: 0.4
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 72.8
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 72.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.1%
5%, 7/1/10 $ 4,668,132 $ 4,437,643
5 1/2%, 12/1/00 to 7/1/02  2,460,206  2,429,453
6 1/2%, 1/1/24 to 7/1/24   4,806,643  4,760,067
7%, 2/1/00 to 2/1/01 (d)  28,000,000  28,315,000
8%, 10/1/07 to 12/1/18  1,133,643  1,178,539
8 1/2%, 11/1/03 to 1/1/20  3,317,406  3,475,216
9%, 9/1/08 to 3/1/25  14,342,760  15,247,229
10%, 1/1/09 to 12/1/18  3,569,308  3,904,527
10 1/2%, 8/1/10 to 12/1/20  4,029,090  4,379,028
11 1/2%, 4/1/12  275,897  311,989
11 3/4%, 6/1/11  72,169  80,994
12 1/4%, 6/1/14 to 7/1/15  334,407  382,164
12 1/2%, 5/1/12 to 4/1/15  1,841,837  2,133,809
12 3/4%, 6/1/05 to 3/1/15  387,201  442,071
13%, 1/1/11 to 6/1/15  2,525,832  2,963,872
  74,441,601
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.9%
5 1/2%, 7/1/00 to 1/1/03  31,174,766  30,770,141
5 1/2%, 1/1/11 (d)  10,000,000  9,756,300
6%, 5/1/01 to 2/1/26  42,754,279  41,982,812
6%, 2/1/08 (d)  670,000  665,183
6 1/2%, 9/1/10 to 12/1/25  68,969,568  68,341,131
7%, 2/1/24  147,815  149,934
7 1/2%, 3/1/22 to 12/1/22  3,905,461  4,010,149
8%, 1/1/07 to 9/1/07  223,406  233,198
8 1/4%, 1/1/13   210,731  220,180
8 1/2%, 11/1/03 to 11/1/18  3,087,575  3,248,730
8 3/4%, 11/1/08 to 7/1/09  366,849  386,811
9%, 1/1/08 to 2/1/13  1,685,421  1,778,717
9 1/2%, 11/1/09 to 8/1/22  6,970,344  7,513,852
11%, 12/1/02 to 8/1/10  4,065,327  4,501,580
12 1/4%, 1/1/14 to 6/1/15   937,567  1,077,878
12 1/2%, 2/1/13 to 10/1/15  1,172,187  1,373,594
12 3/4%, 6/1/13 to 7/1/15  633,029  735,747
13 1/2%, 9/1/13 to 12/1/14  262,754  315,058
14%, 5/1/12 to 11/1/14  141,674  171,293
  177,232,288
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.1%
6%, 1/15/11 (d) $ 36,000,000 $ 35,887,760
6%, 2/15/11  5,000,000  4,984,320
6 1/2%, 7/15/23 to 8/15/25  552,783  536,660
6 1/2%, 2/15/23 to 2/15/26 (e)  20,200,000  20,086,476
7%, 10/15/22 to 1/15/26  9,056,179  9,170,106
7%, 2/15/26 (e)  22,000,000  22,302,500
7 1/2%, 9/15/16 to 11/15/25  31,231,558  32,179,836
8%, 4/15/02 to 12/15/25  32,159,791  33,517,898
8%, 2/15/26 (e)  8,000,000  8,333,760
8 1/2%, 7/15/16 to 6/15/18  2,425,319  2,571,061
9%, 9/15/16 to 4/15/18  327,664  348,635
9 1/2%, 9/15/17 to 7/15/22  383,535  416,717
10%, 1/15/18 to 1/15/26  16,916,658  18,682,544
10 1/2%, 10/15/98 to 12/15/00  679,029  718,707
11%, 12/15/09 to 10/15/15  560,474  637,066
11 1/2%, 10/15/10 to 7/15/18  125,802  144,160
13%, 10/15/13  138,584  165,608
13 1/2%, 7/15/11 to 10/15/14  122,883  148,765
  190,832,579
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $432,823,067)   442,506,468
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation
sequential pay Series 1353 Class A, 5 1/2%,
11/15/04 (Cost $229,759)  246,597  244,594
COMMERCIAL MORTGAGE SECURITIES - 10.5%
ACP Mortgage LP commercial floater Series F,
 7.620237%, 2/28/28 (c)(f)  2,377,444  1,991,109
CBA Mortgage Corp. commercial Series 1993-C1
Class E, 7.153921%, 12/25/03 (c)(f)  3,183,000  2,563,807
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CS First Boston Mortgage Securities Corp. commercial Series
 1994-M1 Class E, 12.60%, 2/15/02 (c) $ 4,000,000 $ 3,985,000
Kearny Street Mortgage commercial floater Series 1995-1:
Class E, 7.73631%, 2/20/30 (c)(f)  2,000,000  1,662,500
 Class F, 7.73652%, 2/20/30 (c)(f)  2,070,000  1,487,171
Lennar Central Partners LP commercial Series:
 1994-1 Class D, 9.89%, 9/15/04 (c)  4,000,000  4,030,000
 1995-1 Class F, 11.70%, 5/15/05 (c)  4,000,000  4,040,000
Morgan Stanley Capital I commercial Series
1995-TNE Class D2, 8.24%, 12/15/23 (c)  2,000,222  1,772,697
Resolution Trust Corp. commercial Series:
1994-N2 Class 4, 10%, 12/15/04 (a)(c)  5,000,000  5,078,125
  1994-N2 Class 5-A, 10 5/8%, 12/15/04 (a)(c)  4,200,000  4,272,188
  1994-N2 Class 5-B, 10 5/8%, 12/15/04 (a)(c)  1,250,000  1,251,563
  1994-C2 Class E, 8%, 4/25/25  6,776,759  6,476,040
  1994-C2 Class G, 8%, 4/25/25  1,358,293  1,103,613
  1994-C1 Class E, 8%, 6/25/26  6,082,399  5,276,481
  1995-C1 Class C, 6.90%, 2/25/27  1,565,000  1,545,927
  1995-C1 Class F, 6.90%, 2/25/27  3,123,832  2,755,317
SKW Real Estate commerial Class F, 12.80%, 4/15/05 (c)  2,310,750
2,330,969
Structured Asset Securities Corp. commercial Series:
1992-M1 Class C, 7.05%, 11/25/02  3,192,522  2,645,803
 1995-C1 Class D, 7 3/8%, 9/25/24  4,000,000  3,920,000
 1995-C1 Class E, 7 3/8%, 9/25/24 (c)  5,000,000  3,831,250
SML, Inc. commercial Series
1994-C1 Class C, 9.20%, 9/18/99 (b)  3,280,000  2,181,200
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $59,567,397)   64,200,760
COMPLEX MORTGAGE SECURITIES - 0.6%
INTEREST ONLY STRIPS - 0.6%
Federal National Mortgage Association:
Trust 47, 10%, 10/25/18 (g)  6,646,059  1,578,439
 Trust 49, 10%, 2/25/19 (g)  4,184,495  993,818
SML, Inc. commercial Series
1994-C1 Class S, 0.81%, 9/18/99 (g)   51,554,000  1,127,725
TOTAL COMPLEX MORTGAGE SECURITIES
(Cost $3,769,961)   3,699,982
REPURCHASE AGREEMENTS - 16.8%
 MATURITY VALUE
 AMOUNT (NOTE1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 103,087,835 $ 103,071,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $599,461,184)  $ 613,722,804
LEGEND
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc.
 commercial Series
 1994-C1 Class C,
 9.20%, 9/18/99  8/11/94  $2,132,820
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,296,379 or 7.8% of net assets.
9. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
10. Security sold on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
11. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
12. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $599,496,504. Net unrealized appre- ciation aggregated $14,226,300, of which $14,809,266 related to appreciated investment securities and $582,966 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1996 approximately $1,329,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                     $ 613,722,804
agreements of $103,071,000) (cost $599,461,184) -
See accompanying schedule

Commitment to sell securities on a delayed delivery         $ (50,722,736)
basis

Receivable for securities sold on a delayed delivery         50,657,250       (65,486)
basis

Receivable for investments sold, regular delivery                             41,852,278

Cash                                                                          203,621

Interest receivable                                                           2,786,626

 TOTAL ASSETS                                                                 658,499,843

LIABILITIES

Payable for investments purchased                            92,553,139
Regular delivery

 Delayed delivery                                            74,631,629

Distributions payable                                        406,875

Accrued management fee                                       181,985

Other payables and accrued expenses                          140,463

 TOTAL LIABILITIES                                                            167,914,091

NET ASSETS                                                                   $ 490,585,752

Net Assets consist of:

Paid in capital                                                              $ 471,942,465

Undistributed net investment income                                           992,073

Accumulated undistributed net realized gain (loss) on                         3,455,080
investments

Net unrealized appreciation (depreciation) on                                 14,196,134
investments

NET ASSETS, for 44,120,228 shares outstanding                                $ 490,585,752

NET ASSET VALUE, offering price and redemption price per                      $11.12
share ($490,585,752 (divided by) 44,120,228 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                        $ 17,547,710
Interest

EXPENSES

Management fee                                             $ 1,023,122

Transfer agent fees                                         468,467

Accounting fees and expenses                                91,834

Non-interested trustees' compensation                       8,874

Custodian fees and expenses                                 51,179

Registration fees                                           25,121

Audit                                                       9,572

Legal                                                       2,306

Miscellaneous                                               1,250

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,681,725

 EXPENSE REDUCTIONS                                         (14,049)      1,667,676

NET INVESTMENT INCOME                                                     15,880,034

REALIZED AND UNREALIZED GAIN (LOSS)                                       6,413,285
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      6,744,907

 Delayed delivery commitments                               (91,736)      6,653,171

NET GAIN (LOSS)                                                           13,066,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 28,946,490
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED             JULY 31,
                                                         JANUARY 31,1996   1995
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 15,880,034      $ 27,686,914
Net investment income

 Net realized gain (loss)                                 6,413,285         5,690,972

 Change in net unrealized appreciation (depreciation)     6,653,171         6,171,751

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          28,946,490        39,549,637
FROM OPERATIONS

Distributions to shareholders                             (15,464,535)      (26,269,823)
From net investment income

 From net realized gain                                   (4,055,956)       -

 In excess of net realized gain                           -                 (1,718,507)

 TOTAL DISTRIBUTIONS                                      (19,520,491)      (27,988,330)

Share transactions                                        141,806,176       166,536,217
Net proceeds from sales of shares

 Reinvestment of distributions                            16,400,746        23,325,421

 Cost of shares redeemed                                  (93,288,214)      (150,982,650)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          64,918,708        38,878,988
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 74,344,707        50,440,295

NET ASSETS

 Beginning of period                                      416,241,045       365,800,750

 End of period (including undistributed net              $ 490,585,752     $ 416,241,045
investment income of $992,073 and $576,574,
respectively)

OTHER INFORMATION
Shares

 Sold                                                     12,896,169        15,766,198

 Issued in reinvestment of distributions                  1,489,496         2,208,784

 Redeemed                                                 (8,478,204)       (14,322,055)

 Net increase (decrease)                                  5,907,461         3,652,927


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1996

      (UNAUDITED)      1995                   1994 C   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 10.890   $ 10.580   $ 10.910   $ 10.830   $ 10.480   $ 10.220
beginning of period

Income from                     .380       .772       .570       .788       .808       .861
Investment
Operations
Net investment
 income

 Net realized and               .323       .325       (.242)     (.007)     .313       .255
 unrealized gain
 (loss)

 Total from                     .703       1.097      .328       .781       1.121      1.116
investment
  operations

Less Distributions              (.373)     (.737)     (.588)     (.701)     (.771)     (.856)
From net investment
 income

 From net realized              (.100)     -          (.040)     -          -          -
 gain

 In excess of net               -          (.050)     (.030)     -          -          -
 realized gain

 Total distributions            (.473)     (.787)     (.658)     (.701)     (.771)     (.856)

Net asset value,               $ 11.120   $ 10.890   $ 10.580   $ 10.910   $ 10.830   $ 10.480
end of period

TOTAL RETURN B                  6.58%      10.88%     3.13%      7.47%      10.98%     11.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 491      $ 416      $ 366      $ 419      $ 441      $ 410
period (in millions)



Ratio of expenses to        .73% A     .77%     .79%     .76%     .80%     .82%
average net assets

Ratio of net                6.93% A    7.37%    6.73%    7.18%    7.57%    8.39%
investment income
to average net
assets

Portfolio turnover rate     277% A     329%     563%     278%     146%     209%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Mortgage Securities Portfolio to Fidelity Mortgage Securities Fund.
Fidelity Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. The fund also used earnings and profits distributed to shareholders on redemption of shares as a part of the dividends
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
(loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSATIONS - CONTINUED may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,181,200 or 0.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $667,922,361 and $605,338,679, respectively, of which U.S. government and government agency obligations aggregated $659,683,794 and $593,275,480, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is. 30%. For the period, the management fee was equivalent to an annualized rate of. 45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. The Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $6,456 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING FEES. FSC, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $8,104 and $5,945, respectively, under these arrangements.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
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 (U.K.) Inc., London, England
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 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Kevin Grant, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
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Fidelity Distributors Corporation
Boston, MA
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The Bank of New York
New York, NY
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 Government
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SPARTAN(REGISTERED TRADEMARK)


(REGISTERED TRADEMARK)
LIMITED MATURITY GOVERNMENT
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   17   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  21   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive during 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996          PAST 6   PAST 1   PAST 5   LIFE OF
                                        MONTHS   YEAR     YEARS    FUND

Spartan Limited Maturity Government     6.09%    13.19%   41.77%   78.66%

Salomon Brothers Treasury/Agency 1-10   5.74%    13.42%   48.12%   91.03%
 Year Index

Short-Intermediate U.S.                 5.20%    11.65%   40.71%   n/a
 Government Funds Average

Consumer Price Index                    1.38%    2.86%    14.86%   32.02%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on May 2, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-10 Year Index - a measure of the performance of government bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of 88 funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the Consumer Price Index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Spartan Limited Maturity Government      13.19%   7.23%    7.77%

Salomon Brothers Treasury/Agency 1-10    13.42%   8.17%    8.70%
Year Index

Short-Intermediate U.S.                  11.65%   7.06%    n/a
 Government Funds Average

Consumer Price Index                     2.86%    2.81%    3.65%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
           Spartan Ltd Mat Govt.       SB Treas/Agency 1-10yearernment
  19880502      10000.00                    10000.00
  19880531       9990.13                     9965.51
  19880630      10079.97                    10118.81
  19880731      10083.32                    10092.37
  19880831      10105.76                    10103.48
  19880930      10214.30                    10273.66
  19881031      10313.76                    10415.85
  19881130      10309.73                    10330.77
  19881231      10348.70                    10337.28
  19890131      10431.71                    10445.36
  19890228      10435.74                    10404.35
  19890331      10489.27                    10453.80
  19890430      10627.69                    10637.38
  19890531      10777.41                    10860.83
  19890630      10969.63                    11141.39
  19890731      11106.16                    11365.99
  19890831      11039.00                    11210.00
  19890930      11095.21                    11267.49
  19891031      11271.08                    11501.67
  19891130      11362.10                    11614.73
  19891231      11420.05                    11646.16
  19900131      11405.95                    11577.17
  19900228      11469.04                    11611.28
  19900331      11495.98                    11633.51
  19900430      11512.96                    11599.79
  19900531      11685.71                    11840.48
  19900630      11797.40                    11997.62
  19900731      11937.68                    12170.86
  19900831      11986.24                    12120.27
  19900930      12082.11                    12238.32
  19901031      12207.30                    12406.96
  19901130      12350.35                    12589.02
  19901231      12463.07                    12767.24
  19910131      12602.08                    12896.40
  19910228      12700.34                    12958.49
  19910331      12805.04                    13037.45
  19910430      12915.28                    13179.26
  19910531      12982.04                    13249.40
  19910630      13033.49                    13267.03
  19910731      13182.71                    13418.80
  19910831      13346.60                    13662.18
  19910930      13482.12                    13901.73
  19911031      13650.65                    14048.91
  19911130      13700.23                    14217.93
  19911231      13947.54                    14565.56
  19920131      13879.87                    14425.66
  19920229      13962.10                    14472.81
  19920331      13945.35                    14413.02
  19920430      14048.93                    14551.38
  19920531      14189.32                    14756.43
  19920630      14298.97                    14971.06
  19920731      14340.23                    15252.77
  19920831      14512.80                    15421.79
  19920930      14612.81                    15632.59
  19921031      14552.83                    15441.72
  19921130      14620.19                    15375.03
  19921231      14751.52                    15576.64
  19930131      14878.13                    15876.74
  19930228      15041.48                    16099.42
  19930331      15120.74                    16156.91
  19930430      15218.58                    16293.36
  19930531      15268.81                    16242.00
  19930630      15428.96                    16480.01
  19930731      15481.41                    16512.97
  19930831      15597.26                    16758.27
  19930930      15650.84                    16832.24
  19931031      15686.61                    16858.30
  19931130      15582.61                    16777.43
  19931231      15698.38                    16851.40
  19940131      15861.79                    17018.13
  19940228      15712.86                    16791.61
  19940331      15511.05                    16540.19
  19940430      15435.64                    16436.32
  19940531      15419.66                    16453.18
  19940630      15414.24                    16459.70
  19940731      15570.05                    16665.52
  19940831      15615.97                    16714.19
  19940930      15582.15                    16578.13
  19941031      15600.45                    16581.58
  19941130      15564.56                    16501.48
  19941231      15549.34                    16561.65
  19950131      15784.29                    16841.82
  19950228      16013.53                    17156.49
  19950331      16089.74                    17250.01
  19950430      16279.76                    17445.86
  19950531      16701.40                    17937.22
  19950630      16803.11                    18052.20
  19950731      16839.90                    18065.23
  19950831      16981.68                    18208.96
  19950930      17105.89                    18322.79
  19951031      17337.35                    18526.31
  19951130      17533.23                    18758.96
  19951231      17715.52                    18940.25
  19960131      17866.14                    19102.76

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Limited Maturity Government Fund on May 2, 1988. As the chart shows, by January 31, 1996, the value of your investment would have grown to $17,866
- a 78.66% increase on your initial investment. This assumes you still own the fund on January 31, 1996, and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Salomon Brothers Treasury/Agency 1-10 Year Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,103 - a 91.03% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX        YEARS ENDED JULY 31,
            MONTHS
            ENDED
            JANUARY
            31,

            1996       1995                    1994   1993   1992   1991

Dividend return         3.33%   6.60%   5.22%    6.18%   6.98%   8.91%

Capital appreciation    2.76%   1.55%   -4.66%   1.77%   1.79%    1.50%
 return

Total return            6.09%   8.15%   0.56%    7.95%   8.77%   10.41%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.50(cents)   31.67(cents)   62.07(cents)

Annualized dividend rate          6.48%         6.36%          6.36%

30-day annualized yield           5.65%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.99 over the past month, $9.88 over the past six months and $9.76 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Curt Hollingsworth, Portfolio Manager of Spartan Limited Maturity Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period ended January 31, 1996, the fund had a total return of 6.09% while the short-intermediate U.S. government funds average, as tracked by Lipper Analytical Services, returned 5.20%. Additionally, the fund's benchmark index, the Salomon Brothers Treasury/Agency 1-10 year Index, gained 5.74%.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholders, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this fund six months ago and reinvested the dividends and capital gains, the investment would have been worth $106.09 as of January 31, 1996. That is what is meant by a total return of 6.09%.
Q. WHY DO YOU BELIEVE THE FUND PERFORMED SO WELL?
A. If you look at the bonds in the fund's index, about 90% are U.S. Treasuries and 10% are federal agencies; there are no mortgage-backed securities. While the fund's duration - or price sensitivity to changes in interest rates - is managed to mirror the index, its asset allocation may differ from the index. Therefore, I was able to add value by overweighting agency and mortgage securities while underweighting lower-yielding Treasury securities. At the end of January, about 42% of the portfolio was invested in federal agencies, about 25% in mortgage securities and about 30% in Treasuries. Additionally, I focused on security selection, which means I tried to buy the most attractive individual bonds in each of these three market sectors.
Q. YOU MENTIONED SECURITY SELECTION. WHAT WERE SOME OF YOUR STRATEGIES?
A. In the first half of the year, I built up a major position in three and four year callable agency notes. At that time, these notes were very inexpensive because a large seller had created a big supply in the market. Since then, as supply has been absorbed in the market, these notes have appreciated in price. Additionally, the fund was able to enjoy the price appreciation of these notes without worrying about their callability. Typically, bond investors worry that a bond will be redeemed or called because a call creates reinvestment risk - or the risk one might have to reinvest at lower rates. The notes came with 4% and 5% coupons, so it wasn't until late in 1995 that interest rates had fallen enough to make the call feature an issue.
Q. WHAT DID YOU DO WITH THE PROCEEDS FROM THE SALE OF THE AGENCY NOTES?
A. I bought amortizing notes. These federal agency notes make regular principal payments and the size and timing of the payments are spelled out in the notes' prospectus. There are two major advantages to these securities: they are non-callable and they are backed by the full faith and credit of the U.S. government. These bonds will not only reduce the portfolio's call risk relative to the index, but they also offer attractive yields above comparable Treasuries.
Q. WHAT HAVE YOU DONE WITH THE MORTGAGE-BACKED SECURITIES PORTION OF THE PORTFOLIO?
A. I've bought a combination of mortgage securities with very high coupons as well as very low coupons, relative to current interest rates. On the one hand, the majority of the high-coupon securities are "seasoned" mortgages. Seasoned securities contain mortgage loans that have been through several refinancing periods without being prepaid and thus are less likely to be prepaid in the near future. On the other hand, the lower-coupon securities are low enough that homeowners currently have no incentive to prepay their mortgages.
Q. ARE THERE ANY OTHER BENEFITS TO THIS STRATEGY?
A. Yes. Both the high- and low-coupon mortgage securities have good convexity characteristics. In other words, they don't have too much call risk, so they should perform more like non-callable Treasuries rather than mortgage securities with coupons that are closer to current interest rate levels.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. While the fund performed well and I believe the fund took advantage of some good opportunities, in hindsight, there were some opportunities I missed in the mortgage market. Shareholders should understand that the mortgage market is very large with many asset classes. Additionally, many times the value of a security is not readily apparent.
Q. CURT, I NOTICED THE FUND HAS A NEW LIPPER CATEGORY. WHAT'S THE DIFFERENCE BETWEEN THE OLD LIPPER CATEGORY AND THE NEW ONE?
A. The fund's old Lipper category - short U.S. government funds - was more broadly defined, thus it contained more funds. The short U.S. government category was made up of funds with average maturities of five years or less. Recently, Lipper split this category into two new categories: short U.S. government funds and short-intermediate U.S. government funds. The short U.S. government category contains funds with average maturities of less than three years. The second category, short-intermediate U.S. government funds, has funds with average maturities of three to five years. It is in the latter category that Lipper has placed Spartan Limited Maturitiy Government Fund.
Q. WHAT'S YOUR OUTLOOK?
A. It appears the market has priced-in continued easing by the Fed. However, if the economy rebounds, bond investors could be disappointed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing mainly in
mortgage securities of all
kinds
START DATE: December 31, 1984
SIZE: as of January 31,
1996, more than $490 million
MANAGER: Kevin Grant, since
1993; manager, Fidelity
Ginnie Mae Fund and
Spartan Ginnie Mae Portfolio,
since February 1995; manager,
Fidelity Advisor Limited Term
Bond Fund, since October
1995; manager, Fidelity Advisor
World Limited Term Bond
Fund, since December 1995;
joined Fidelity in 1993
(checkmark)
KEVIN GRANT ON THE SHAPE OF
THE YIELD CURVE AND WHAT IT
MEANS FOR THE SELECTION OF
MORTGAGE SECURITIES:
"The shape of the yield curve
- or the graphical
representation of the yields of
various bonds of maturities
from three months to 30 years
- is important in determining
the potential
price-performance of
mortgage securities such as
five-year and seven-year
balloons. Let me put this in
the context of the current
environment. What has
happened over the past year
is typical of the bond market in
the sense that longer-term
securities outperformed
shorter-term ones as interest
rates have fallen. Going
forward, however, if the
Federal Reserve Board were
to continue to ease short-term
interest-rates, the yield curve
could steepen. Therefore,
given that prices have risen
and yields have fallen
significantly in longer-term
securities over the past year,
balloon mortgages could
outperform longer-term
securities because of their
shorter maturities. In other
words, given current
conditions, any remaining
opportunities may lie in
shorter maturities rather than
longer ones. Not only have
prices on long-term bonds
risen more than short ones,
but their yields have fallen
more as well - that is, the
yield curve has flattened. This
flattening exaggerated the
price appreciation of
long-term issues relative to
intermediate ones."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1996
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 under 5%       14.1           23.1

 5 -  5.99%     4.2            5.4

 6 -  6.99%     9.5            6.3

 7 -  7.99%     9.0            10.5

 8 -  8.99%     13.2           11.7

 9 -  9.99%     14.5           9.4

10 - 10.99%     5.6            5.3

11 - 11.99%     17.1           15.0

12 - 12.99%     8.3            8.0

13% and over    2.0            4.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    5.3    5.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years    3.1    3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Mortgage-backed
securities 25.4%
U.S. government
and government
agency obligations 71.0%
Collateralized
mortgage obligations
(CMOs) 1.1%
Short-term
investments  2.5%
Mortgage-backed
securities 25.2%
U.S. government
and government
agency obligations 70.8%
Collateralized
mortgage obligations
(CMOs)  3.2%
Short-term
investments  0.8%
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 69.01000000000001
Row: 1, Col: 4, Value: 25.4
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 68.8
Row: 1, Col: 4, Value: 25.2
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 71.0%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
U.S. TREASURY OBLIGATIONS - 29.8%
8 1/2%, 5/15/97 $ 10,880,000 $ 11,359,373
9%, 5/15/98  14,890,000  16,158,032
9 1/4%, 8/15/98  17,545,000  19,288,447
8 7/8%, 11/15/98  6,800,000  7,464,088
9 1/8%, 5/15/99  18,262,000  20,441,935
7 3/4%, 12/31/99  36,080,000  39,321,427
11 7/8%, 11/15/03  35,565,000  49,613,175
12 3/8%, 5/15/04  9,580,000  13,847,603
11 3/4%, 2/15/10  39,860,000  56,682,116
12 3/4%, 11/15/10  7,160,000  10,885,420
13 7/8%, 5/15/11  1,880,000  3,052,951
TOTAL U.S. TREASURY OBLIGATIONS   248,114,567
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2%
Federal Agricultural Mortgage Corporation:
 6.92%, 2/10/01  1,400,000  1,488,368
 9.45%, 11/21/03   1,000,000  1,108,590
 7.04%, 8/10/05  1,000,000  1,089,310
Federal Farm Credit Bank:
6.56%, 8/5/02  1,690,000  1,771,796
 6.32%, 9/9/02  1,410,000   1,464,671
 6.20%, 9/23/02  2,180,000  2,244,092
 6.40%, 10/3/02  690,000  717,600
Federal Home Loan Bank:
4 3/4%, 2/24/97 (callable)  61,200,000  60,999,264
 6.20%, 7/17/02  2,240,000  2,304,837
 6.37%, 6/30/03  1,060,000  1,099,709
Federal Home Loan Mortgage Corporation:
4.78%, 2/10/97 (callable)  1,060,000  1,055,528
 6.55%, 10/2/02  1,680,000  1,766,888
Federal National Mortgage Association:
7%, 7/13/98   1,530,000  1,594,308
 6.33%, 8/11/00  2,960,000  3,065,287
 7.40%, 7/1/04  2,970,000  3,272,346
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
through Defense Security Assistance Agency):
 Class 1-B, 9 1/8%, 11/15/96  972,565  984,402
  Class 1-C, 9 1/4%, 11/15/01  3,126,000  3,483,239
  Class 2-E, 9.40%, 5/15/02  7,160,000  8,013,186
  Class T-2, 9 5/8%, 5/15/02  5,332,000  5,958,510
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates - continued
 (assets of Trust guaranteed by U.S. Government
through Export-Import Bank)
  Series 1992-A, 7.02%, 9/1/04 $ 3,208,500 $ 3,388,404
  Series 1993-A, 4.86%, 4/1/98  975,000  957,070
  Series 1993-C, 5.20%, 10/15/04  1,910,222  1,874,406
  Series 1993-D, 5.23%, 5/15/05  1,398,723  1,366,378
  Series 1994-A, 7.39%, 6/26/06  341,250  367,462
  Series 1994-B, 7 1/2%, 1/26/06  995,844  1,083,534
  Series 1994-C, 6.61%, 9/15/99  494,110  504,846
  Series 1994-F, 8.178%, 12/15/04  33,176,976  36,278,360
  Series 1995-A, 6.28%, 6/15/04  9,340,000  9,570,698
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-Import
Bank) Series 1994-A, 7.12%, 4/15/06  1,243,846  1,318,866
Israel Export Trust Certificate Series 1994-1 (assets of Trust guaranteed by U.S. Government through Export-Import
Bank) 6.88%, 1/26/03  1,588,235  1,648,699
Private Export Funding Corp.:
5 3/4%, 4/30/98  1,765,000  1,784,925
 9.10%, 10/30/98  310,000  339,785
 9 1/2%, 3/31/99  4,398,000  4,896,601
 Series LL 7.90%, 3/31/00  3,890,000  4,243,484
 8.35%, 1/31/01  1,250,000  1,400,338
 Series II, 8.40%, 7/31/01  310,000  350,595
 5.65%, 3/15/03  2,347,500  2,364,167
 8 3/4%, 6/30/03  4,635,000  5,432,364
 5.48%, 9/15/03  440,000  440,508
 5.80%, 2/1/04  410,000  414,235
 6.86%, 4/30/04  1,047,200  1,096,366
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  5 1/4%, 3/15/98  7,315,000  7,337,896
  7 3/4%, 4/1/98  1,692,903  1,738,561
  4 7/8%, 9/15/98  55,030,000  54,617,275
  6%, 2/15/99  19,485,000  19,905,116
  7 1/8%, 8/15/99  3,880,000  4,099,946
  7 3/4%, 11/15/99  7,584,000  8,149,615
  5 3/4%, 3/15/00  5,860,000  5,929,617
  6.05%, 8/15/00  10,765,000  11,042,522
  8%, 11/15/01  14,070,000  15,674,684
  6 1/4%, 8/15/02  7,253,000  7,512,476
  6 1/8%, 3/15/03  2,437,000  2,494,879
  5 5/8%, 9/15/03  4,650,000  4,609,313
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development): - continued
  6 5/8%, 2/15/04 $ 250,000 $ 262,500
  8 1/2%, 4/1/06  9,580,000  11,005,025
Student Loan Marketing Association 7.56%, 12/9/96 2,690,000 2,742,853 Twelve Federal Land Banks 7.95%, 10/21/96 990,000 1,009,028
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   342,735,328
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $566,580,119)   590,849,895
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 25.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.4%
6 1/2%, 5/1/08  3,908,003  3,943,410
7 1/2%, 10/1/96 to 1/1/98  1,213,260  1,226,818
8 1/2%, 5/1/10 to 1/1/22   7,954,743  8,350,295
9%, 11/1/09 to 11/1/16  2,639,972  2,794,730
9 1/2%, 4/1/18 to 8/1/21  13,802,547  14,893,594
10%, 12/1/00 to 3/1/21  22,411,880  24,594,823
10 1/2%, 9/1/09 to 5/1/21  15,025,941  16,651,595
10 3/4%, 7/1/13  192,982  213,502
11%, 8/1/00 to 9/1/20  1,547,834  1,725,221
11 1/4%, 2/1/10 to 10/1/14  1,665,819  1,854,519
11 1/2%, 11/1/15 to 8/1/19  626,882  712,680
11 3/4%, 1/1/10 to 10/1/15  380,917  427,029
12%, 1/1/00 to 11/1/19  3,932,386  4,477,334
12 1/4%, 7/1/10 to 8/1/15  1,815,943  2,071,620
12 1/2%, 10/1/09 to 6/1/19  19,467,145  22,516,987
12 3/4%, 2/1/10 to 8/1/11   268,388  308,178
13%, 9/1/10 to 5/1/17  2,944,674  3,456,787
13 1/4%, 11/1/10 to 12/1/14  298,555  346,205
13 1/2%, 11/1/10 to 10/1/14  523,349  618,827
13 3/4%, 10/1/14  35,422  40,979
14%, 11/1/12 to 4/1/16   224,077  266,096
14 1/2%, 12/1/10 to 9/1/12  119,969  142,439
14 3/4%, 3/1/10   49,256  58,522
16 1/4%, 7/1/11   11,801  14,054
  111,706,244
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.0%
5 1/2%, 1/1/09 to 2/1/09 $ 4,791,306 $ 4,671,524
6%, 2/1/08  5,340,000  5,301,605
8%, 4/1/98 to 10/1/00  871,369  899,119
8 1/4%, 12/1/01   5,546,338  5,976,180
8 1/2%, 1/1/98 to 12/1/22  3,802,774  3,990,661
9%, 11/1/97 to 2/1/13  1,739,742  1,829,649
10%, 1/1/20   421,703  462,819
10 1/4%, 10/1/09 to 10/1/18  786,624  865,725
11%, 8/1/10 to 1/1/16  9,335,599  10,507,883
11 1/4%, 11/1/10 to 1/1/16  2,335,613  2,628,964
11 1/2%, 9/1/11 to 12/1/15  3,676,244  4,196,100
11 3/4%, 7/1/13 to 4/1/14  359,055  409,750
12 1/4%, 4/1/09 to 6/1/15  2,175,087  2,509,255
12 1/2%, 9/1/07 to 5/1/21  5,978,638  7,002,378
12 3/4%, 10/1/11 to 6/1/15  2,008,897  2,350,097
13%, 6/1/11 to 7/1/15  2,422,444  2,854,403
13 1/4%, 9/1/11 to 9/1/13  969,565  1,144,939
13 1/2%, 5/1/11 to 1/1/15  83,181  99,480
14%, 6/1/11 to 12/1/14  278,275  333,881
14 1/2%, 7/1/14   19,921  24,086
15%, 4/1/12   32,744  39,323
  58,097,821
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.0%
8%, 9/15/06 to 11/15/07  1,551,012  1,637,993
8 1/2%, 4/15/16 to 4/15/17  144,434  153,097
9%, 11/15/04 to 5/15/17  2,652,603  2,843,732
9 1/2%, 6/15/09 to 1/15/17  12,434,236  13,541,873
10%, 12/15/09 to 10/15/20  2,954,719  3,269,607
10 1/2%, 8/15/15 to 4/15/16  279,380  311,279
11%, 8/15/98 to 1/15/19  1,395,729  1,568,337
11 1/2%, 3/15/10 to 1/15/21  10,470,842  12,041,047
11 3/4%, 1/15/14   71,037  80,716
12%, 1/15/13 to 6/15/15  1,490,944  1,734,438
12 1/4%, 1/15/14   105,874  120,829
12 1/2%, 6/15/14   67,942  79,428
13%, 1/15/11 to 12/15/14  1,753,078  2,075,293
13 1/4%, 9/15/13 to 10/15/14  397,789  459,942
13 1/2%, 5/15/10 to 12/15/14  966,630  1,158,263
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
13 3/4%, 8/15/14 to 9/15/14 $ 72,909 $ 84,666
14%, 6/15/11 to 12/15/14  214,268  263,053
16%, 9/15/11 to 4/15/13  181,417  214,072
17%, 12/15/11   15,776  18,615
  41,656,280
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $205,638,884)   211,460,345
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
U.S. GOVERNMENT AGENCY - 1.1%
Resolution Trust Corp. Series 1991-11 Class 6-A,
12.647%, 10/25/21  844,308  886,524
Federal Home Loan Mortgage Corporation:
sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  616,491  611,486
 Z Bond Series 9, Class E, 9.05%, 8/15/19  3,962,233  4,180,156
Federal National Mortgage Association planned amortization
class Series 1993-28 Class PD, 5 1/4%, 10/25/01  3,400,000  3,380,875
TOTAL U.S. GOVERNMENT AGENCY   9,059,041
PRIVATE SPONSOR - 0.0%
DLJ Acceptance Trust planned amortization class,
Series 1989 Class 1-F, 11%, 8/1/19  256,474  282,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,127,964)   9,341,162
REPURCHASE AGREEMENTS - 2.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 20,818,400  20,815,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $802,161,967)  $ 832,466,402
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $802,180,499. Net unrealized appreciation aggregated $30,285,903, of which $30,525,215 related to appreciated investment securities and $239,312 related to depreciated investment securities.
At January 31, 1996, the fund had a capital loss carryforward of approximately $49,726,000 which will expire on July 31, 2003.
The fund intends to elect to defer to its fiscal year ending July 31, 1996 approximately $9,752,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 832,466,402
agreements of $20,815,000) (cost $802,161,967) -
See accompanying schedule

Cash                                                                        189

Receivable for investments sold                                             1,172,823

Interest receivable                                                         15,585,711

 TOTAL ASSETS                                                               849,225,125

LIABILITIES

Payable for investments purchased                           $ 15,073,577

Payable for fund shares redeemed                             4,037,619

Distributions payable                                        774,013

Accrued management fee                                       448,255

 TOTAL LIABILITIES                                                          20,333,464

NET ASSETS                                                                 $ 828,891,661

Net Assets consist of:

Paid in capital                                                            $ 854,896,288

Distributions in excess of net investment income                            (478,550)

Accumulated undistributed net realized gain (loss) on                       (55,830,512)
investments

Net unrealized appreciation (depreciation) on                               30,304,435
investments

NET ASSETS, for 82,669,158 shares outstanding                              $ 828,891,661

NET ASSET VALUE, offering price and redemption price per                    $10.03
share ($828,891,661 (divided by) 82,669,158 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                        $ 30,652,699
Interest

EXPENSES

Management fee                                             $ 2,668,620

Non-interested trustees' compensation                       1,408

 Total expenses before reductions                           2,670,028

 Expense reductions                                         (132,623)     2,537,405

NET INVESTMENT INCOME                                                     28,115,294

REALIZED AND UNREALIZED GAIN (LOSS)                                       3,686,633
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   16,678,121
investment securities

NET GAIN (LOSS)                                                           20,364,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 48,480,048
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       YEAR ENDED
                                                            ENDED JANUARY    JULY 31,
                                                            31,1996          1995
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 28,115,294     $ 62,602,530
Net investment income

 Net realized gain (loss)                                    3,686,633        (17,523,543)

 Change in net unrealized appreciation (depreciation)        16,678,121       19,639,558

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             48,480,048       64,718,545
FROM OPERATIONS

Distributions to shareholders from net investment income     (26,361,743)     (54,852,545)

Share transactions                                           77,205,297       113,876,634
Net proceeds from sales of shares

 Reinvestment of distributions                               21,555,762       45,254,545

 Cost of shares redeemed                                     (109,062,299)    (370,039,092)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (10,301,240)     (210,907,913)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    11,817,065       (201,041,913)

NET ASSETS

 Beginning of period                                         817,074,596      1,018,116,509

 End of period (including distributions in excess of net    $ 828,891,661    $ 817,074,596
investment income of $(478,550) and $(2,232,101),
respectively)

OTHER INFORMATION
Shares

 Sold                                                        7,801,977        11,937,664

 Issued in reinvestment of distributions                     2,174,686        4,736,018

 Redeemed                                                    (11,023,962)     (38,896,556)

 Net increase (decrease)                                     (1,047,299)      (22,222,874)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1996

      (UNAUDITED)      1995                   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 9.760     $ 9.610     $ 10.310      $ 10.180      $ 10.060      $ 9.930
beginning
of period

Income from                     .338        .610        .470          .872          .836          .853
Investment
Operations
Net investment
 income

 Net realized and               .249        .143        (.410)        (.087)        .021          .142
 unrealized
 gain (loss)

 Total from invest-             .587        .753        .060          .785          .857          .995
 ment
operations

Less Distributions              (.317)      (.603)      (.540)        (.605)        (.677)        (.845)
From net invest-
 ment income

 From net                       -           -           -             (.050)        (.060)        (.020)
 realized gain

 In excess of net               -           -           (.220)        -             -             -
 realized gain

 Total distributions            (.317)      (.603)      (.760)        (.655)        (.737)        (.865)

Net asset value,               $ 10.030    $ 9.760     $ 9.610       $ 10.310      $ 10.180      $ 10.060
end of period

TOTAL RETURN B, C               6.09%       8.16%       .57%          7.96%         8.78%         10.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 828,892   $ 817,075   $ 1,018,117   $ 1,529,181   $ 1,770,018   $ 880,371
period (000
omitted)

Ratio of expenses               .61% A,     .65%        .65%          .65%          .61%          .50%
to average net                  E                                                  E             E
assets

Ratio of net invest-            6.81% A     7.18%       7.37%         8.05%         8.24%         8.63%
ment income to
average net
assets

Portfolio turnover              95% A       210%        391%          324%          330%          288%
rate


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Limited Maturity Government Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $386,070,382 and $399,236,731, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,313 for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. The Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
10. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the fund's expenses. For the period, the reimbursement reduced expenses by $132,623.
INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
  (U.K.) Inc. London, England
Fidelity Management & Research
  (Far East) Inc. Tokyo,Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Curt Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Short-Term World Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Long-Term Government Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)